Note 13 - Stock-based Compensation - Nonvested Options Activity (Details) - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding number (in shares)	241,668	283,334	914,542	3,254,092	508,750
Outstanding weighted average exercise price per share (in dollars per share)	$ 0.41	$ 0.43	$ 0.37	$ 0.35	$ 0.66
Vested number (in shares)	(1,525,000)	(141,666)	(631,208)	(1,464,551)	(1,667,886)
Vested weighted average exercise price per share (in dollars per share)	$ 0.51	$ 0.55	$ 0.35	$ 0.41	$ 0.39
Outstanding number number (in shares)	200,002	241,668	283,334	914,542	3,254,092
Outstanding weighted average exercise price per share (in dollars per share)	$ 0.38	$ 0.41	$ 0.43	$ 0.37	$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,500,000	100,000		1,050,000	4,693,644
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.51	$ 0.55		$ 0.55	$ 0.36
Forfeited or expired number (in shares)	(16,666)			(1,924,999)	(236,666)
Forfeited or expired weighted average exercise price per share (in dollars per share)	$ 0.55			$ 0.39	$ 0.50